Income Tax:	3 Months Ended
Mar. 31, 2021
Income Tax Disclosure [Abstract]
Income Tax:

Note 10. Income Tax:

Income tax benefit for the three months ended March 31, 2021 and 2020 differs from the amount that would result from applying Canadian tax rates to net income before taxes. These differences result from the items noted below:

	2021		2020
	Amount	%	Amount	%
Income tax benefit based on Canadian tax rates	$ 468,569	25	$ 519,833	25
Increase (decrease) due to:
Different tax rates on foreign subsidiaries	(76,520)	(4)	(34,139)	(2)
Non-deductible expenses	(9,858)	(1)	(9,882)	-
Change in valuation allowance and other	(382,191)	(20)	121,546	6
	$ 0	0	$ 597,358	29

The Company recorded income tax benefit of $0 and $0.6 million for the three months ended March 31, 2021 and 2020, respectively. We have recorded a valuation allowance to reflect the estimated amount of the deferred tax assets which may not be realized, principally due to the uncertainty of utilization of net operating losses and other carry forwards prior to expiration. The valuation allowance for deferred tax assets may be reduced in the near term if our estimate of future taxable income changes. As part of the US government response to the COVID-19 pandemic, the U.S. Congress passed the CARES act in late March 2020 which, among other things, allowed companies to carryback losses incurred in 2018, 2019 and 2020. The Company recorded an income tax benefit in 2020 to reflect the carryback of U.S. taxable losses incurred in 2020 and 2019 to offset taxable income in 2018. The Company has an income tax receivable of $8.7 million related to the carryback of losses as noted above and prior year overpayments resulting from revisions to management's estimates of the timing and amount of deductions available to the Company's U.S. subsidiary associated with the write-off of certain subsidiaries primarily related to the Company's previous investment in the Brisas Project.

The components of the Canadian and U.S. deferred income tax assets and liabilities as of March 31, 2021 and December 31, 2020 were as follows:

	March 31,	December 31,
	2021	2020
Deferred income tax assets
Net operating loss carry forwards	$36,545,863	$35,650,114
Property, Plant and Equipment	5,674,440	5,676,072
Other	1,562,230	1,638,122
Total deferred income tax assets	43,782,533	42,964,308
Valuation allowance	(43,677,987)	(42,958,243)
Deferred income tax assets net of valuation allowance	$104,546	$6,065

Deferred income tax liabilities
Other	(104,546)	(6,065)
Net deferred income tax asset	$-	$-

At March 31, 2021, we had the following U.S. and Canadian tax loss carry forwards stated in U.S. dollars.

	U.S.	Canadian	Expires
$		$ 2,078,857	2026
		3,858,088	2027
		14,705,272	2028
		13,936,295	2029
		17,217,517	2030
		19,279,633	2031
		5,593,839	2032
		8,132,291	2033
		9,422,491	2034
		13,449,912	2035
		15,990,530	2036
		12,059,053	2037
		1,154,018	2038
		3,007,702	2039
		4,779,494	2040
		1,038,598	2041
	571,266		-
	$571,266	$ 145,703,590